Operating Segments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
OPERATING COSTS AND EXPENSES	R$ (18,679,499)	R$ (20,475,106)	R$ (14,573,530)
PROFIT (LOSS) BEFORE FINANCIAL
Financial income	1,032,837	932,049	895,119
Financial expenses	(1,987,504)	(1,259,410)	(973,397)
PIS and Cofins credits	(1,011,370)		(944,549)
Income tax and social contribution	199,122	(1,259,632)	(1,285,365)
NET INCOME (LOSS)	1,149,321	5,048,602	3,909,750
Hydrological risk renegotiation (GSF)		(1,570,543)
NET INCOME (LOSS) - CONTINUING OPERATIONS	1,149,321	3,859,045	3,834,172
Result of discontinued operations		1,189,557	75,578
Electricity Get Ger [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	4,099,740	6,185,468	4,030,979
Net operating revenues - third-parties	1,369,563	3,823,917	2,599,807
Net operating revenues - between segments	2,730,177	2,361,551	1,431,172
OPERATING COSTS AND EXPENSES	(2,766,048)	(3,312,461)	(2,348,409)
Energy purchased for resale	(386,210)	(1,279,857)	(260,650)
Charges for use of the main transmission grid	(599,422)	(524,562)	(489,921)
Personnel and management	(207,684)	(281,498)	(277,905)
Pension and healthcare plans	(48,973)	(44,166)	(38,196)
Materials and supplies	(13,227)	(9,863)	(9,695)
Raw materials and supplies for generation	(123,279)	(1,878,815)	(415,405)
Natural gas and supplies for gas business
Third party services	(207,239)	(203,823)	(118,562)
Depreciation and amortization	783,828	(616,267)	(583,958)
Provision (reversal) for litigations	(17,503)	(25,238)	(53,216)
Impairment of assets	(82,758)	150,697	48,111
Other estimated losses, provisions and reversals	(992)	(1,041)	(5,872)
Construction cost
Provision for allocation of PIS and Cofins credits
Other operating costs and expenses, net	(294,933)	(168,571)	(143,140)
EQUITY IN EARNINGS OF INVESTEES	20,370	16,596	9,629
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,354,062	2,889,603	1,692,199
Financial income	210,356	128,461	121,129
Financial expenses	669,382	(506,541)	(408,795)
PIS and Cofins credits
OPERATING PROFIT (LOSS)	895,036	2,511,523	1,404,533
Income tax and social contribution	(241,816)	675,107	(337,564)
NET INCOME (LOSS)	653,220	1,836,416	1,066,969
Hydrological risk renegotiation (GSF)		1,570,543
NET INCOME (LOSS) - CONTINUING OPERATIONS		1,836,416	1,066,969
Result of discontinued operations
Electricity Get Tra [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	1,140,734	1,541,080	1,186,215
Net operating revenues - third-parties	781,448	1,181,374	875,240
Net operating revenues - between segments	359,286	359,706	310,975
OPERATING COSTS AND EXPENSES	(303,450)	(457,137)	(536,968)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management	(123,528)	(167,041)	(168,828)
Pension and healthcare plans	(30,948)	(27,954)	(23,972)
Materials and supplies	(5,297)	(4,161)	(3,466)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(37,041)	(30,699)	(24,863)
Depreciation and amortization	13,692	(11,431)	(11,812)
Provision (reversal) for litigations	(951)	(9,151)	(24,529)
Impairment of assets		(155)
Other estimated losses, provisions and reversals	3,065	(3,498)	(4,149)
Construction cost	(89,166)	(187,733)	(255,578)
Provision for allocation of PIS and Cofins credits
Other operating costs and expenses, net	(5,892)	(15,314)	(19,771)
EQUITY IN EARNINGS OF INVESTEES	450,235	339,774	176,848
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,287,519	1,423,717	826,095
Financial income	58,514	19,542	21,977
Financial expenses	272,287	(160,961)	(97,417)
PIS and Cofins credits
OPERATING PROFIT (LOSS)	1,073,746	1,282,298	750,655
Income tax and social contribution	(56,354)	262,395	(149,962)
NET INCOME (LOSS)	1,017,392	1,019,903	600,693
Hydrological risk renegotiation (GSF)
NET INCOME (LOSS) - CONTINUING OPERATIONS		1,019,903	600,693
Result of discontinued operations
Electricity Dis [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	13,903,300	14,836,392	12,363,459
Net operating revenues - third-parties	13,866,122	14,785,432	12,312,047
Net operating revenues - between segments	37,178	50,960	51,412
OPERATING COSTS AND EXPENSES	(13,418,798)	(13,669,382)	(10,674,981)
Energy purchased for resale	(5,980,124)	(7,277,499)	(5,856,372)
Charges for use of the main transmission grid	(2,313,203)	(2,363,451)	(1,370,814)
Personnel and management	(599,121)	(905,338)	(994,037)
Pension and healthcare plans	(169,493)	(155,774)	(146,422)
Materials and supplies	(71,302)	(51,722)	(58,196)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(505,407)	(450,752)	(405,854)
Depreciation and amortization	454,307	(406,632)	(374,851)
Provision (reversal) for litigations	(162,414)	(89,662)	(55,118)
Impairment of assets
Other estimated losses, provisions and reversals	(119,481)	(127,334)	(88,159)
Construction cost	(2,048,022)	(1,700,889)	(1,154,488)
Provision for allocation of PIS and Cofins credits	(810,563)
Other operating costs and expenses, net	(185,361)	(140,329)	(170,670)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	484,502	1,167,010	1,688,478
Financial income	593,726	457,697	1,334,983
Financial expenses	752,097	(391,228)	(291,002)
PIS and Cofins credits	(1,011,370)
OPERATING PROFIT (LOSS)	(685,239)	1,233,479	2,732,459
Income tax and social contribution	455,465	375,597	(878,278)
NET INCOME (LOSS)	(229,774)	857,882	1,854,181
Hydrological risk renegotiation (GSF)
NET INCOME (LOSS) - CONTINUING OPERATIONS		857,882	1,854,181
Result of discontinued operations
Com [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	4,938,368	4,536,414	2,420,657
Net operating revenues - third-parties	4,608,702	3,395,592	2,323,825
Net operating revenues - between segments	329,666	1,140,822	96,832
OPERATING COSTS AND EXPENSES	(4,814,710)	(4,478,439)	(2,262,053)
Energy purchased for resale	(4,790,427)	(4,450,586)	(2,239,388)
Charges for use of the main transmission grid
Personnel and management	(12,712)	(18,568)	(15,007)
Pension and healthcare plans	(1,787)	(1,547)	(1,493)
Materials and supplies	(53)	(17)	(28)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(2,665)	(2,925)	(1,493)
Depreciation and amortization	353	(234)	(75)
Provision (reversal) for litigations	31	(295)	(62)
Impairment of assets
Other estimated losses, provisions and reversals	(1,755)	(511)	(839)
Construction cost
Provision for allocation of PIS and Cofins credits
Other operating costs and expenses, net	(4,989)	(3,756)	(3,668)
EQUITY IN EARNINGS OF INVESTEES			(93)
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	123,658	57,975	158,511
Financial income	32,667	14,151	11,469
Financial expenses	291	(211)	(96)
PIS and Cofins credits
OPERATING PROFIT (LOSS)	156,034	71,915	169,884
Income tax and social contribution	(47,659)	18,190	(57,947)
NET INCOME (LOSS)	108,375	53,725	111,937
Hydrological risk renegotiation (GSF)
NET INCOME (LOSS) - CONTINUING OPERATIONS		53,725	111,937
Result of discontinued operations
Gas [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	1,297,034	783,277	535,206
Net operating revenues - third-parties	1,293,872	757,494	522,328
Net operating revenues - between segments	3,162	25,783	12,878
OPERATING COSTS AND EXPENSES	(1,076,181)	(654,643)	(452,495)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management	(42,166)	(39,121)	(35,998)
Pension and healthcare plans	(5,366)	(5,154)	(4,663)
Materials and supplies	(1,644)	(3,590)	(580)
Raw materials and supplies for generation
Natural gas and supplies for gas business	(939,516)	(506,065)	(354,701)
Third party services	(13,316)	(13,850)	(11,633)
Depreciation and amortization	44,190	(41,178)	(31,452)
Provision (reversal) for litigations	(24)	(15,510)	(85)
Impairment of assets	(1,629)	(15,688)
Other estimated losses, provisions and reversals	(1,064)	2,611	(238)
Construction cost	(12,024)	(11,222)	(7,438)
Provision for allocation of PIS and Cofins credits
Other operating costs and expenses, net	(15,242)	(5,876)	(5,707)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	220,853	128,634	82,711
Financial income	56,730	19,422	13,599
Financial expenses	28,290	(9,605)	(14,363)
PIS and Cofins credits
OPERATING PROFIT (LOSS)	249,293	138,451	81,947
Income tax and social contribution	(70,092)	38,860	(22,967)
NET INCOME (LOSS)	179,201	99,591	58,980
Hydrological risk renegotiation (GSF)
NET INCOME (LOSS) - CONTINUING OPERATIONS		99,591	58,980
Result of discontinued operations
Holding And Services [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	8,014	40,478
Net operating revenues - third-parties	8,014	40,478
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES	(570,344)	(246,871)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management	(41,651)	(99,926)
Pension and healthcare plans	(9,614)	(7,889)
Materials and supplies	(924)	(471)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services	(41,702)	(26,147)
Depreciation and amortization	4,612	(3,515)
Provision (reversal) for litigations	(445,741)	(50,215)
Impairment of assets
Other estimated losses, provisions and reversals		(28,662)
Construction cost
Provision for allocation of PIS and Cofins credits
Other operating costs and expenses, net	(26,100)	(30,046)
EQUITY IN EARNINGS OF INVESTEES	7,972	9,944
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	(554,358)	(196,449)
Financial income	87,621	313,617
Financial expenses	271,934	(211,708)
PIS and Cofins credits
OPERATING PROFIT (LOSS)	(738,671)	(94,540)
Income tax and social contribution	159,578	(93,879)
NET INCOME (LOSS)	(579,093)	1,115,718
Hydrological risk renegotiation (GSF)
NET INCOME (LOSS) - CONTINUING OPERATIONS		(661)
Result of discontinued operations		1,116,379
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	(3,459,469)	(3,954,054)	(1,934,058)
Net operating revenues - third-parties
Net operating revenues - between segments	(3,459,469)	(3,954,054)	(1,934,058)
OPERATING COSTS AND EXPENSES	3,459,469	4,055,448	1,968,329
Energy purchased for resale	3,059,851	3,504,199	1,526,880
Charges for use of the main transmission grid	392,098	386,372	335,168
Personnel and management
Pension and healthcare plans
Materials and supplies		2
Raw materials and supplies for generation	2,870	23,867	10,909
Natural gas and supplies for gas business
Third party services	6,627	21,597	36,389
Depreciation and amortization		72,726	34,273
Provision (reversal) for litigations
Impairment of assets
Other estimated losses, provisions and reversals		28,662
Construction cost
Provision for allocation of PIS and Cofins credits
Other operating costs and expenses, net	(1,977)	18,023	24,710
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX		101,394	34,271
Financial income	(6,777)	(20,844)	(3,922)
Financial expenses	(6,777)	20,844	3,923
PIS and Cofins credits
OPERATING PROFIT (LOSS)		101,394	34,272
Income tax and social contribution		24,726	(9,405)
NET INCOME (LOSS)		76,668	24,867
Hydrological risk renegotiation (GSF)
NET INCOME (LOSS) - CONTINUING OPERATIONS		76,668	24,867
Result of discontinued operations
Total [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES	21,927,721	23,984,287	18,633,249
Net operating revenues - third-parties	21,927,721	23,984,287	18,633,249
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES	(19,490,062)	(18,904,563)	(14,573,530)
Energy purchased for resale	(8,096,910)	(9,503,743)	(6,829,530)
Charges for use of the main transmission grid	(2,520,527)	(2,501,641)	(1,525,567)
Personnel and management	(1,026,862)	(1,550,857)	(1,601,895)
Pension and healthcare plans	(266,181)	(248,773)	(228,634)
Materials and supplies	(92,447)	(69,822)	(72,680)
Raw materials and supplies for generation	(120,409)	(1,854,948)	(404,496)
Natural gas and supplies for gas business	(939,516)	(506,065)	(354,701)
Third party services	(800,743)	(706,599)	(558,041)
Depreciation and amortization	1,300,982	(1,082,539)	(1,009,913)
Provision (reversal) for litigations	(626,602)	(190,071)	(150,269)
Impairment of assets	(84,387)	134,854	48,111
Other estimated losses, provisions and reversals	(120,227)	(129,773)	(99,257)
Construction cost	(2,149,212)	(1,899,844)	(1,417,504)
Provision for allocation of PIS and Cofins credits	(810,563)
Other operating costs and expenses, net	(534,494)	(365,285)	(369,154)
EQUITY IN EARNINGS OF INVESTEES	478,577	366,314	193,547
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	2,916,236	5,446,038	4,253,266
Financial income	1,032,837	932,049	1,839,668
Financial expenses	1,987,504	(1,259,410)	(973,397)
PIS and Cofins credits	(1,011,370)
OPERATING PROFIT (LOSS)	950,199	5,118,677	5,119,537
Income tax and social contribution	199,122	1,259,632	(1,285,365)
NET INCOME (LOSS)	R$ 1,149,321	5,048,602	3,909,750
Hydrological risk renegotiation (GSF)		1,570,543
NET INCOME (LOSS) - CONTINUING OPERATIONS		3,859,045	3,834,172
Result of discontinued operations		1,189,557	75,578
Tel [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES		243,611	386,634
Net operating revenues - third-parties		228,379	355,845
Net operating revenues - between segments		15,232	30,789
OPERATING COSTS AND EXPENSES		(222,883)	(363,673)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management		(39,365)	(82,817)
Pension and healthcare plans		(6,289)	(11,207)
Materials and supplies		(965)	(1,364)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services		(38,690)	(66,426)
Depreciation and amortization		(77,901)	(147,190)
Provision (reversal) for litigations		4,845	336
Impairment of assets		5,156	54,945
Other estimated losses, provisions and reversals		(8,612)	(18,088)
Construction cost
Other operating costs and expenses, net		(61,062)	(91,862)
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX		20,728	22,961
Financial income		19,183	24,968
Financial expenses		(44,928)	(58,317)
OPERATING PROFIT (LOSS)		(5,017)	(10,388)
Income tax and social contribution		6,284	2,357
NET INCOME (LOSS)		(11,301)	(8,031)
Hydrological risk renegotiation (GSF)
NET INCOME (LOSS) - CONTINUING OPERATIONS		(11,301)	(8,031)
Result of discontinued operations
Reclassifications Note 41 [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES		(228,379)	(355,843)
Net operating revenues - third-parties		(228,379)	(355,843)
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES		81,805	203,779
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management
Pension and healthcare plans
Materials and supplies		965	1,364
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services		38,690	66,426
Depreciation and amortization		1,893	107,497
Provision (reversal) for litigations		(4,845)	(336)
Impairment of assets		(5,156)	(54,945)
Other estimated losses, provisions and reversals		8,612	18,088
Construction cost
Other operating costs and expenses, net		41,646	65,685
EQUITY IN EARNINGS OF INVESTEES
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX		(146,574)	(152,064)
Financial income		(19,180)	(24,939)
Financial expenses		44,928	58,317
OPERATING PROFIT (LOSS)		(120,826)	(118,686)
Income tax and social contribution		(47,648)	43,108
NET INCOME (LOSS)
Hydrological risk renegotiation (GSF)
NET INCOME (LOSS) - CONTINUING OPERATIONS		(73,178)	(75,578)
Result of discontinued operations		R$ 73,178	75,578
Hol [Member]
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUES
Net operating revenues - third-parties
Net operating revenues - between segments
OPERATING COSTS AND EXPENSES			(107,059)
Energy purchased for resale
Charges for use of the main transmission grid
Personnel and management			(27,303)
Pension and healthcare plans			(2,681)
Materials and supplies			(715)
Raw materials and supplies for generation
Natural gas and supplies for gas business
Third party services			(32,025)
Depreciation and amortization			(2,345)
Provision (reversal) for litigations			(17,259)
Impairment of assets
Other estimated losses, provisions and reversals
Construction cost
Other operating costs and expenses, net			(24,731)
EQUITY IN EARNINGS OF INVESTEES			7,163
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX			(99,896)
Financial income			340,404
Financial expenses			(165,647)
OPERATING PROFIT (LOSS)			74,861
Income tax and social contribution			125,293
NET INCOME (LOSS)			200,154
NET INCOME (LOSS) - CONTINUING OPERATIONS			200,154
Result of discontinued operations